CONTINGENCIES - Schedule of lawsuits received by LATAM Airlines Group S.A. and Subsidiaries (Details) € in Thousands, $ in Thousands						12 Months Ended		24 Months Ended
	Mar. 19, 2019	Mar. 14, 2017	Mar. 29, 2016 USD ($)	Mar. 29, 2016 BRL (R$)	Aug. 11, 2012 frequency	Dec. 31, 2023 USD ($) case	Dec. 31, 2023 BRL (R$)	Dec. 31, 2013 BRL (R$)	Oct. 23, 2023 route frequency	Oct. 16, 2023 motion	Oct. 04, 2023 route motion	Aug. 17, 2022 file	Jun. 09, 2022 airline	Mar. 30, 2022 USD ($)	Mar. 30, 2022 EUR (€)	Mar. 12, 2019 USD ($)	Dec. 31, 2018	Mar. 17, 2017 EUR (€) airline decision	May 11, 2015 route infraction infringement	Nov. 09, 2010 USD ($)	Nov. 09, 2010 EUR (€)	Dec. 26, 2007 aircraft
LATAM Airlines Group S.A. y Lan Cargo S.A. | No Case Number 1
Disclosure of contingent liabilities [line items]
Amounts Committed						$ 2,477
Aircrafts involved | aircraft																						25
Number of infringements | infringement																			4
Number of mentions | route																			1
Number of routes | route																			4
Number of infractions | infraction																			1
Fine amount														$ 2,477	€ 2,240			€ 776,465		$ 9,133	€ 8,220
New decision | decision																		1
Airlines appealing | airline													11					11
LATAM Airlines Group S.A. y Lan Cargo S.A. | No Case Number 2
Disclosure of contingent liabilities [line items]
Amounts Committed						$ 0
Cases pending | case						2
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105
Disclosure of contingent liabilities [line items]
Amounts Committed						$ 11,106
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | ASBA
Disclosure of contingent liabilities [line items]
Fine amount																$ 10,438
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | Noberto Jacjmann
Disclosure of contingent liabilities [line items]
Fine amount																201
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | Hernan Merino
Disclosure of contingent liabilities [line items]
Fine amount																102
Aerolinhas Brasileiras S.A. | 0008285-53.2015.403.6105 | Felipe Meyer
Disclosure of contingent liabilities [line items]
Fine amount																$ 102
Aerolinhas Brasileiras S.A. | 0001872-58.2014.4.03.6105
Disclosure of contingent liabilities [line items]
Amounts Committed						12,767
Amount awarded to other party						3,929	R$ 19,059,073.03
TAM Linhas aéreas S.A. | 2001.51.01.012530-0 (vinculado a este proceso los Pas 19515.721154/2014-71, 19515.002963/2009-12)
Disclosure of contingent liabilities [line items]
Amounts Committed						84,078
Amount awarded to other party			$ 84,078	R$ 407,778,562.13				R$ 260,223,373.1
Requested review time			30 days	30 days
TAM Linhas aéreas S.A. | 10880.725950/2011-05
Disclosure of contingent liabilities [line items]
Amounts Committed						37,173
TAM Linhas aéreas S.A. | 10880.722.355/2014-52
Disclosure of contingent liabilities [line items]
Amounts Committed						11,567
TAM Linhas aéreas S.A. | 0061196-68.2016.4.03.6182
Disclosure of contingent liabilities [line items]
Amounts Committed						35,300
TAM Linhas aéreas S.A. | 5002912.29.2019.4.03.6100
Disclosure of contingent liabilities [line items]
Amounts Committed						10,292
TAM Linhas aéreas S.A. | 10611.720852/2016-58
Disclosure of contingent liabilities [line items]
Amounts Committed						15,253
TAM Linhas aéreas S.A. | 16692.721.933/2017-80
Disclosure of contingent liabilities [line items]
Amounts Committed						30,800
TAM Linhas aéreas S.A. | 2001.51.01.020420-0
Disclosure of contingent liabilities [line items]
Amounts Committed						0
TAM Linhas aéreas S.A. | 19515-720.823/2018-11
Disclosure of contingent liabilities [line items]
Amounts Committed						124,507
TAM Linhas aéreas S.A. | 10880.938832/2013-19
Disclosure of contingent liabilities [line items]
Amounts Committed						22,475
TAM Linhas aéreas S.A. | 10880.938834/2013-16
Disclosure of contingent liabilities [line items]
Amounts Committed						16,669
TAM Linhas aéreas S.A. | 10880.938837/2013-41
Disclosure of contingent liabilities [line items]
Amounts Committed						21,737
TAM Linhas aéreas S.A. | 10880.938838/2013-96
Disclosure of contingent liabilities [line items]
Amounts Committed						13,987
TAM Linhas aéreas S.A. | 10.880.938842/2013-54
Disclosure of contingent liabilities [line items]
Amounts Committed						16,076
TAM Linhas aéreas S.A. | 10.880.938844/2013-43
Disclosure of contingent liabilities [line items]
Amounts Committed						14,721
TAM Linhas aéreas S.A. | 10880.938841/2013-18
Disclosure of contingent liabilities [line items]
Amounts Committed						14,509
TAM Linhas aéreas S.A. | 10840.727719/2019-71
Disclosure of contingent liabilities [line items]
Amounts Committed						43,256
TAM Linhas aéreas S.A. | 10880.910559/2017-91
Disclosure of contingent liabilities [line items]
Amounts Committed						12,623
TAM Linhas aéreas S.A. | 10880.910547/2017-67
Disclosure of contingent liabilities [line items]
Amounts Committed						14,579
TAM Linhas aéreas S.A. | 10880.910553/2017-14
Disclosure of contingent liabilities [line items]
Amounts Committed						14,063
TAM Linhas aéreas S.A. | 10880.910555/2017-11
Disclosure of contingent liabilities [line items]
Amounts Committed						14,815
TAM Linhas aéreas S.A. | 10880.910560/2017-16
Disclosure of contingent liabilities [line items]
Amounts Committed						12,953
TAM Linhas aéreas S.A. | 10880.910550/2017-81
Disclosure of contingent liabilities [line items]
Amounts Committed						15,001
TAM Linhas aéreas S.A. | 10880.910549/2017-56
Disclosure of contingent liabilities [line items]
Amounts Committed						12,552
TAM Linhas aéreas S.A. | 10880.910557/2017-01
Disclosure of contingent liabilities [line items]
Amounts Committed						11,892
TAM Linhas aéreas S.A. | 10840.722712/2020-05
Disclosure of contingent liabilities [line items]
Amounts Committed						34,537
TAM Linhas aéreas S.A. | 10880.978948/2019-86
Disclosure of contingent liabilities [line items]
Amounts Committed						19,178
TAM Linhas aéreas S.A. | 10880.978946/2019-97
Disclosure of contingent liabilities [line items]
Amounts Committed						11,607
TAM Linhas aéreas S.A. | 10880.978944/2019-06
Disclosure of contingent liabilities [line items]
Amounts Committed						12,299
TAM Linhas aéreas S.A. | 13074.726429/2021-41
Disclosure of contingent liabilities [line items]
Amounts Committed						19,762
TAM Linhas aéreas S.A. | 2007.34.00.009919-3(0009850-54.2007.4.01.3400)
Disclosure of contingent liabilities [line items]
Amounts Committed						73,962
TAM Linhas aéreas S.A. | 0000038-25.2021.5.10.0017
Disclosure of contingent liabilities [line items]
Amounts Committed						13,923
TAM Linhas aéreas S.A. | 0052711-85.1998.4.01.0000
Disclosure of contingent liabilities [line items]
Amounts Committed						0
TAM Linhas aéreas S.A. | 1000115-90.2022.5.02.0312
Disclosure of contingent liabilities [line items]
Amounts Committed						15,747
TAM Linhas aéreas S.A. | 15746.728063/2022-00
Disclosure of contingent liabilities [line items]
Amounts Committed						18,974
TAM Linhas aéreas S.A. | 1003320-78.2023.4.06.3800
Disclosure of contingent liabilities [line items]
Amounts Committed						21,553
TAM Linhas aéreas S.A. | 12585.720017/2012-84
Disclosure of contingent liabilities [line items]
Amounts Committed						10,542
TAM Linhas aéreas S.A. | 10880-982.487/2020-80
Disclosure of contingent liabilities [line items]
Amounts Committed						10,322
TAM Linhas aéreas S.A. | 10880-967.530/2022-49
Disclosure of contingent liabilities [line items]
Amounts Committed						10,671
TAM Linhas aéreas S.A. | 10880-967.532/2022-38
Disclosure of contingent liabilities [line items]
Amounts Committed						11,447
TAM Linhas aéreas S.A. | 10880-967.533/2022-82
Disclosure of contingent liabilities [line items]
Amounts Committed						20,154
TAM Linhas aéreas S.A. | 19613.725650/2023-86
Disclosure of contingent liabilities [line items]
Amounts Committed						14,174
TAM Linhas aéreas S.A. | 10880.967587/2022-48
Disclosure of contingent liabilities [line items]
Amounts Committed						11,518
TAM Linhas aéreas S.A. | 10880.967612/2022-93
Disclosure of contingent liabilities [line items]
Amounts Committed						11,416
TAM Linhas aéreas S.A. | 0042711-61.2007.8.05.0001
Disclosure of contingent liabilities [line items]
Amounts Committed						11,231
TAM Linhas aéreas S.A. | 1012674-80.2018.4.01.3400
Disclosure of contingent liabilities [line items]
Amounts Committed						0
LATAM Airlines Group S.A. | C-29.945-2016
Disclosure of contingent liabilities [line items]
Amounts Committed						0
LATAM Airlines Group S.A. | C-8498-2020
Disclosure of contingent liabilities [line items]
Amounts Committed						0
LATAM Airlines Group S.A. | C-8903-2020
Disclosure of contingent liabilities [line items]
Amounts Committed						0
LATAM Airlines Group S.A. | 445-2022
Disclosure of contingent liabilities [line items]
Amounts Committed						0
Number of files presented | file												368
LATAM Airlines Group S.A. | 489-2023
Disclosure of contingent liabilities [line items]
Amounts Committed						0
LATAM Airlines Group S.A. | C-8156-2022
Disclosure of contingent liabilities [line items]
Amounts Committed						0
LATAM Airlines Group S.A. | NC-388-2011
Disclosure of contingent liabilities [line items]
Amounts Committed						0
Number of routes | route									10
Limitation on frequencies					5 years
Number of assigned frequencies					23				13		13
Number of motions filed | motion											2
Number of appeals rejected | motion										2
SNEA (Sindicato Nacional das empresas aeroviárias) | 0012177-54.2016.4.01.3400
Disclosure of contingent liabilities [line items]
Amounts Committed						$ 101,721
Increase in fees						72.00%
LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur | 1408/2017
Disclosure of contingent liabilities [line items]
Amounts Committed						$ 0
Time since purchase of ticket		10 years
Litigation arguments	2 years
Latam Airlines Ecuador S.A. | 17509-2014-0088
Disclosure of contingent liabilities [line items]
Amounts Committed						12,505
Probability of recovery																	50.00%
Latam Airlines Ecuador S.A. | 17509-2014-0088 | Bottom of range
Disclosure of contingent liabilities [line items]
Probability of recovery																	30.00%
Latam Airlines Ecuador S.A. | 17509-2014-0088 | Top of range
Disclosure of contingent liabilities [line items]
Probability of recovery																	40.00%
LATAM Airlines Group S.A Sucursal Perú | 12511-2022
Disclosure of contingent liabilities [line items]
Amounts Committed						34,000
LATAM Airlines Perú S.A. | Expediente de Apelación N° 2545-2023
Disclosure of contingent liabilities [line items]
Amounts Committed						45,162
LATAM Airlines Perú S.A. | Expediente de Reclamación N° 4070340000412.
Disclosure of contingent liabilities [line items]
Amounts Committed						$ 185,987